Financial Risk Management - Schedule of the Opening and Closing Fair Value Balance of Level 2 Financial Instruments (Details) - Put Option [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Financial Risk Management - Schedule of the Opening and Closing Fair Value Balance of Level 2 Financial Instruments (Details) [Line Items]
Derivative financial liabilities	$ 1,171,172
Fair value change of convertible note on exchange of the convertible note for return of equipment deposit (Note 13 and 15)	(706,666)
Fair value change in derivative financial instruments during the year	(484,154)
Derivative financial liabilities	$ 16,352